Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Balance	$ 19,321	[1]	$ 32,266
Purchases of marketable securities	9,623		3,998		$ 19,927
Changes in marketable securities, net	(180)		(914)
Proceeds from maturity of marketable securities	(4,000)		(16,029)		(37,850)
Balance	$ 24,764	[1]	$ 19,321	[1]	$ 32,266

[1]	Including accrued interest in the amount of US$ 138 thousand and US$ 188 thousand as of December 31, 2022 and 2023, respectively.